Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Share
NOTE 11 — LOSS PER SHARE

Basic and diluted net loss per share is computed by dividing the net loss attributable to Class A common stockholders by the weighted-average shares of Class A common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive shares. For all periods presented, potentially dilutive shares are excluded from diluted net loss per share because they have an anti-dilutive impact. Therefore, basic and diluted net loss per share attributable to Class A common stockholders are the same for all periods presented.

As discussed in Note 1 — Business Organization, the Organizational Transactions are considered transactions between entities under common control and the financial statements for periods prior to the IPO and Organizational Transactions have been adjusted to combine the previously separate entities for presentation purposes. For purposes of calculating both the numerator and denominator of net loss per share for periods prior to the IPO, the Company has retroactively reflected the 15.0 million shares issued in the IPO and the LLC Units outstanding as of the Organizational Transactions as if they had been issued and outstanding as of the beginning of each period presented. These calculations for periods prior to the IPO do not consider the options or shares of Class A common stock issued on the IPO date under the 2017 Incentive Plan.
The following table presents the calculation of basic and diluted net loss per share during the years ended December 31, 2017, 2016 and 2015 (in thousands, except per share data):

	2017	2016	2015
Numerator:
Net loss	$(164,316)	$(93,112)	$(36,780)
Less: Net loss attributable to non-controlling interests	(146,003)	(82,963)	(32,771)
Less: dividends on Class A convertible preferred stock	413	—	—
Less: accretion of beneficial conversion feature on Class A convertible preferred stock	1,237	—	—
Net loss attributable to Carvana Co. Class A common stockholders, basic and diluted	$(19,963)	$(10,149)	$(4,009)
Denominator:
Weighted-average shares of Class A common stock outstanding	15,517	15,000	15,000
Less: unvested weighted-average restricted stock awards	276	—	—
Weighted-average shares of Class A common stock to compute basic and diluted net loss per Class A common share	15,241	15,000	15,000
Net loss per share of Class A common stock, basic and diluted	$(1.31)	$(0.68)	$(0.27)

Shares of Class B common stock do not share in the losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted net loss per share of Class B common stock under the two-class method has not been presented. Shares of Convertible Preferred Stock are considered potentially dilutive shares of Class A common stock because they are convertible into shares of Class A common stock. LLC Units (adjusted for the Exchange Ratio and participation thresholds) are considered potentially dilutive shares of Class A common stock because they are exchangeable into shares of Class A common stock.

Weighted-average as-converted shares of Convertible Preferred Stock of approximately 0.4 million for the year ended December 31, 2017 were evaluated under the if-converted method for potentially dilutive effects and were determined to be anti-dilutive. Weighted-average as-converted Class A Units of approximately 117.0 million, 117.2 million and 117.2 million together with the related Class B common stock for the years ended December 31, 2017, 2016 and 2015, respectively, were evaluated under the if-converted method for potentially dilutive effects and were determined to be anti-dilutive. Outstanding Class B Units of approximately 7.4 million, 6.7 million and 5.6 million at December 31, 2017, 2016 and 2015, respectively, were evaluated for potentially dilutive effects and were determined to be anti-dilutive. Weighted-average potentially dilutive restricted stock awards and units of approximately 0.3 million outstanding during the year ended December 31, 2017 were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive. As of December 31, 2017, 0.8 million options were outstanding and evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.